                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6538

            Van Kampen Trust For Investment Grade Florida Municipals
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/06

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS

PORTFOLIO OF INVESTMENTS JULY 31, 2006 (UNAUDITED)


PAR
AMOUNT
(000)          DESCRIPTION                                                                   COUPON     MATURITY          VALUE
               MUNICIPAL BONDS    99.3%
               FLORIDA    93.6%
     $4,500    Brevard Cnty, FL Hlth Fac Auth Hlthcare Fac Rev First Inc Proj                5.000%     04/01/34     $  4,552,695
      1,000    Broward Cnty, FL Hsg Fin Auth Multi-Family Hsg Rev Pembroke Pk
               Apts Proj (AMT)                                                               5.650      10/01/28        1,009,840
      1,000    Broward Cnty, FL Sch Brd Ctf Partn Ser A (FSA Insd)                           5.000      07/01/22        1,032,080
      4,325    Broward Cnty, FL Wtr & Swr Util Rev Ser A (a)                                 5.000      10/01/26        4,477,499
      1,500    Capital Tr Agy FL Rev Ft Lauderdale Proj (AMT)                                5.750      01/01/32        1,557,135
      5,250    Coral Gables, FL Hlth Fac Auth Hosp Rev Baptist Hlth South FL
               (FSA Insd)                                                                    5.000      08/15/29        5,416,372
        750    Dade Cnty, FL Ed Fac Auth Rev Exchanged From Univ of Miami Ser B
               (MBIA Insd)                                                                   5.750      04/01/20          766,132
        500    Dade Cnty, FL Wtr & Swr Sys Rev (FGIC Insd)                                   5.250      10/01/26          510,995
      2,640    Daytona Beach, FL Util Sys Rev Ser D Rfdg (FSA Insd)                          5.250      11/15/15        2,829,763
      2,640    Daytona Beach, FL Util Sys Rev Ser D Rfdg (FSA Insd)                          5.250      11/15/16        2,823,691
      1,500    Deltona, FL Trans Cap Impt Rev (MBIA Insd)                                    5.125      10/01/26        1,575,090
      1,125    Deltona, FL Util Sys Rev (MBIA Insd)                                          5.250      10/01/22        1,198,822
        105    Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)                              5.950      07/01/20          109,818
      1,000    Escambia Cnty, FL Util Auth Util Sys Rev (FGIC Insd)                          5.250      01/01/29        1,031,130
      5,930    Flagler Cnty, FL Cap Impt Rev (MBIA Insd)                                     5.000      10/01/30        6,134,585
      1,250    Florida Agric & Mechanical Univ Rev Student Apt Fac (MBIA Insd)               6.500      07/01/23        1,254,275
        395    Florida Hsg Fin Agy Homeownership Mtg (AMT)                                   8.595      11/01/18          415,801
      2,750    Florida Hsg Fin Agy Hsg Willow Lake Apts Ser J-1 (AMT) (AMBAC Insd)           5.350      07/01/27        2,788,967
      3,000    Florida Hsg Fin Corp Rev Homeowner Mtg Ser 1 (AMT) (GNMA Collateralized)      4.850      07/01/37        2,945,640
      2,000    Florida Hsg Fin Corp Rev Homeowner Mtg Ser 2 (AMT) (GNMA Collateralized)      4.950      07/01/37        2,003,640
        560    Florida Hsg Fin Corp Rev Homeowner Mtg Ser 4 (AMT) (FSA Insd)                 6.250      07/01/22          569,873
      1,000    Florida Hsg Fin Corp Rev Hsg Wentworth II Apts Ser A (AMT) (AMBAC Insd)       5.375      11/01/29        1,018,350
      2,000    Florida Ports Fin Comm Rev St Trans Tr Fd (AMT) (MBIA Insd)                   5.375      06/01/27        2,038,320
      8,475    Florida Ports Fin Comm Rev St Trans Tr Fd Intermodal Pgm (AMT)
               (FGIC Insd)                                                                   5.500      10/01/29        8,878,664
      2,000    Florida St Brd of Ed Cap Outlay Pub Ed Ser C (Prerefunded @ 06/01/10)
               (FGIC Insd)                                                                   5.750      06/01/29        2,156,220
      1,600    Florida St Brd of Ed Cap Outlay Pub Ed Ser C Rfdg                             5.000      06/01/16        1,644,672
     12,775    Florida St Brd of Ed Cap Outlay Pub Ed Ser D Rfdg                             5.750      06/01/22       13,690,968
      2,000    Florida St Brd of Ed Lottery Rev Ser A (FGIC Insd)                            5.250      07/01/17        2,107,820
      5,000    Florida St Brd of Ed Lottery Rev Ser A (FGIC Insd)                            5.500      07/01/17        5,329,850
      4,500    Florida St Brd of Ed Pub Ed Ser A                                             5.000      06/01/32        4,622,040
      1,000    Florida St Brd of Ed Rev FL St Univ Hsg Fac Ser A (MBIA Insd)                 5.000      05/01/29        1,022,220
      4,735    Florida St Brd of Regt Hsg Rev Univ FL (FGIC Insd)                            5.500      07/01/28        5,068,770
      1,000    Florida St Correctional Privatization Commn Ctf Partn (MBIA Insd)             5.375      08/01/14        1,074,100
      2,360    Florida St Correctional Privatization Commn Ctf Partn (MBIA Insd) (a)         5.375      08/01/15        2,530,416
      3,000    Florida St Dept Trans                                                         5.000      07/01/32        3,081,900
      6,000    Florida St Dept Trans Right of Way Ser A                                      5.250      07/01/21        6,433,380
      5,000    Florida St Dept Trans Tpk Rev Ser A                                           5.000      07/01/30        5,176,200
      1,500    Florida St Div Bd Fin Dept Gen Svc Rev Dept Envrnmtl Preservtn 2000
               Ser A (AMBAC Insd)                                                            5.000      07/01/11        1,530,510
      2,000    Florida St Div Bd Fin Dept Gen Svc Rev Dept Envrnmtl Preservtn 2000
               Ser A (FGIC Insd)                                                             5.250      07/01/12        2,094,940
      1,475    Florida St Tpk Auth Tpk Rev Dept of Trans Ser B                               5.000      07/01/30        1,503,571
      1,635    Fort Myers, FL Util Rev Ser A Rfdg (FGIC Insd)                                5.500      10/01/24        1,721,099
        500    Gainesville, FL Util Sys Rev (Escrowed to Maturity)                           8.125      10/01/14          566,195
      3,500    Gainesville, FL Util Sys Rev Ser A (FSA Insd)                                 5.000      10/01/35        3,613,330
        500    Gulf Breeze, FL Rev Loc Govt (FGIC Insd)                                      5.650      12/01/20          529,515
        730    Gulf Breeze, FL Rev Loc Govt (FGIC Insd)                                      5.750      12/01/20          776,421
      1,000    Gulf Breeze, FL Rev Loc Govt (FGIC Insd)                                      5.800      12/01/20        1,082,940
      5,500    Halifax Hosp Med Ctr FL Hosp Rev Impt Ser A Rfdg                              5.250      06/01/26        5,654,880
      2,000    Highlands Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Ser D                5.375      11/15/35        2,071,240
      2,000    Highlands Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys Ser C            5.250      11/15/36        2,069,960
      3,000    Highlands Cnty, FL Hlth Fac Auth Rev Hosp Adventist/Sunbelt Ser A
               (Prerefunded @ 11/15/11)                                                      6.000      11/15/31        3,324,240
        750    Hillsborough Cnty, FL Assmt Rev Capacity Assmt Spl (FSA Insd)                 5.000      03/01/15          786,405
        750    Hillsborough Cnty, FL Assmt Rev Capacity Assmt Spl (FSA Insd)                 5.000      09/01/15          786,405
      1,000    Hillsborough Cnty, FL Indl Dev Auth Hosp Rev Tampa Gen Hosp Proj Ser B        5.250      10/01/28        1,032,150
      1,000    Hillsborough Cnty, FL Indl Dev Auth Hosp Rev Tampa Gen Hosp Proj Ser B        5.250      10/01/34        1,033,750
      1,000    Hillsborough Cnty, FL Port Dist Rev Tampa Port Auth Proj Ser A (AMT)
               (MBIA Insd)                                                                   5.375      06/01/27        1,048,640
      1,380    Hollywood, FL Cmnty Redev Agy Beach Cra                                       5.625      03/01/24        1,451,594
      2,000    Hollywood, FL Wtr & Swr Rev Impt & Rfdg (FSA Insd)                            5.000      10/01/21        2,082,440
      1,500    Jacksonville, FL Econ Dev Commn Indl Dev Rev Metro Pkg Solutions Proj
               (AMT) (ACA Insd)                                                              5.500      10/01/30        1,570,785
      2,500    Jea, FL Elec Sys Rev Ser Three A (FSA Insd)                                   5.000      10/01/41        2,558,275
      2,250    Jea, FL Wtr & Swr Sys Rev Ser A (MBIA Insd)                                   5.375      10/01/30        2,270,385
      7,000    Lakeland, FL Elec & Wtr Rev (Escrowed to Maturity) (a)                          *        10/01/13        5,233,340
      2,230    Lakeland, FL Elec & Wtr Rev (Escrowed to Maturity)                            5.750      10/01/19        2,410,563
      2,000    Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth Sys                              5.500      11/15/32        2,088,220
      1,000    Lee Cnty, FL Arpt Rev Ser A (AMT) (FSA Insd)                                  5.750      10/01/22        1,064,070
      1,250    Lee Cnty, FL Hsg Fin Auth Single Family Mtg Rev Multi-Cnty Pgm Ser A
               (AMT) (GNMA Collateralized)                                                   5.000      03/01/39        1,251,938
      1,000    Leesburg, FL Hosp Rev Leesburg Regl Med Ctr Proj                              5.500      07/01/32        1,028,120
      3,200    Leesburg, FL Util Rev (FGIC Insd)                                             5.000      10/01/34        3,296,448

      1,600    Manatee Cnty, FL Pub Util Rev Impt & Rfdg (MBIA Insd)                         5.125      10/01/21        1,687,536
        650    Marion Cnty, FL Hosp Dist Rev Hlth Sys Munroe Reg Impt & Rfdg                 5.500      10/01/29          668,064
      2,135    Marion Cnty, FL Sch Brd Ctf (FSA Insd)                                        5.250      06/01/19        2,275,718
      1,460    Miami Beach, FL Stormwtr Rev (FGIC Insd) (a)                                  5.750      09/01/14        1,576,508
      1,045    Miami Beach, FL Stormwtr Rev (FGIC Insd)                                      5.750      09/01/15        1,128,391
      3,000    Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AMT) (FGIC Insd)            5.375      10/01/32        3,119,640
      4,000    Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt Ser A (AMT) (CIFG Insd)      5.000      10/01/38        4,062,960
        870    Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt Ser B (FGIC Insd)            5.450      10/01/15          923,375
      3,000    Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt Ser B (FGIC Insd)            5.750      10/01/29        3,211,770
      2,000    Miami-Dade Cnty, FL Aviation Ser A (AMT) (FSA Insd)                           5.000      10/01/33        2,025,800
      2,000    Miami-Dade Cnty, FL Ed Fac Auth Rev Ser A (AMBAC Insd)                        5.750      04/01/29        2,134,740
      2,000    Miami-Dade Cnty, FL Pub Fac Rev Jackson Hlth Sys Ser A (MBIA Insd)            5.000      06/01/31        2,062,540
      5,000    Miami-Dade Cnty, FL Sch Brd Ctf Partn Ser A (AMBAC Insd)                      5.000      11/01/25        5,192,750
        390    North Broward, FL Hosp Dist Rev Impt                                          6.000      01/15/31          412,764
      3,860    North Broward, FL Hosp Dist Rev Impt (Prerefunded @ 01/15/11)                 6.000      01/15/31        4,231,795
      1,000    Orange Cnty, FL Cap Rev Impt & Rfdg (AMBAC Insd)                                *        10/01/12          779,530
      1,000    Orange Cnty, FL Cap Rev Impt & Rfdg (AMBAC Insd)                                *        10/01/13          745,520
        980    Orange Cnty, FL Hlth Fac Auth Rev Hosp Hlthcare Ser E                         6.000      10/01/26        1,031,528
         20    Orange Cnty, FL Hlth Fac Auth Rev Hosp Hlthcare Ser E
               (Prerefunded @ 10/01/09)                                                      6.000      10/01/26           21,431
      1,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp Orlando Regl Hlthcare Ser B            5.125      11/15/39        1,022,640
      1,000    Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Mtg Hands Inc Proj
               Ser A (Acquired 06/19/95, Cost $1,000,000) (b)                                7.000      10/01/25        1,070,480
      1,000    Orange Cnty, FL Sales Tax Rev Ser A Rfdg (FGIC Insd)                          5.125      01/01/20        1,053,530
      1,500    Orlando & Orange Cnty Expwy Auth FL Expwy Rev Jr Lien (FGIC Insd)             5.000      07/01/28        1,520,145
      1,500    Orlando, FL Util Commn Wtr & Elec Rev Ser A Rfdg                              5.000      10/01/22        1,559,160
      1,000    Osceola Cnty, FL Sch Brd Ctf Ser A (AMBAC Insd)                               5.125      06/01/22        1,048,220
      2,000    Osceola Cnty, FL Sch Brd Ctf Ser A (AMBAC Insd)                               5.250      06/01/27        2,101,080
      3,715    Palm Bay, FL Util Rev Sys Impt Ser A (FGIC Insd)                              5.000      10/01/25        3,868,615
      1,000    Palm Beach Cnty, FL Sch Brd Ctf Partn Ser A (FSA Insd)                        5.000      08/01/31        1,033,800
      1,000    Palm Beach Cnty, FL Sch Brd Ctf Partn Ser A (Prerefunded @ 08/01/10)
               (FGIC Insd)                                                                   5.875      08/01/21        1,084,740
      1,500    Palm Beach Cnty, FL Sch Brd Ctf Partn Ser D (FSA Insd)                        5.250      08/01/18        1,591,335
      1,000    Palm Coast, FL Util Sys Rev (MBIA Insd)                                       5.250      10/01/20        1,070,790
      1,000    Palm Coast, FL Util Sys Rev (MBIA Insd)                                       5.250      10/01/21        1,068,170
      5,000    Pasco Cnty, FL Wtr & Swr Rev Rfdg (FSA Insd)                                  5.000      10/01/36        5,168,150
      1,705    Pembroke Pines, FL Charter Sch Ser A (MBIA Insd) (a)                          5.375      07/01/14        1,832,159
      1,000    Pembroke Pines, FL Cons Util Sys Rev (Escrowed to Maturity) (FGIC Insd)       6.250      09/01/11        1,077,320
      1,500    Pensacola, FL Arpt Rev Ser A Rfdg (AMT) (MBIA Insd)                           6.000      10/01/12        1,583,640
      1,565    Pensacola, FL Arpt Rev Ser A Rfdg (AMT) (MBIA Insd)                           6.125      10/01/18        1,660,136
        500    Polk Cnty, FL Sch Brd Ctf Partn Master Lease Ser A (FSA Insd)                 5.500      01/01/25          530,095
      1,450    Port Saint Lucie, FL Util Rev (MBIA Insd)                                     5.000      09/01/22        1,507,058
      1,000    Port Saint Lucie, FL Util Rev (MBIA Insd)                                     5.000      09/01/23        1,037,370
      1,000    Port Saint Lucie, FL Util Rev Impt & Rfdg Ser A (MBIA Insd)                   5.125      09/01/27        1,016,400
      3,000    Port Saint Lucie, FL Util Rev Sys Ser A Rfdg (MBIA Insd)                      5.000      09/01/27        3,119,160
      2,265    Reedy Creek Impt Dist FL Ser A (MBIA Insd)                                    5.000      06/01/23        2,351,750
      1,835    Saint Lucie Cnty, FL Sales Tax Rev Impt & Rfdg (MBIA Insd) (a)                5.250      10/01/19        1,965,854
      2,000    Saint Lucie Cnty, FL Sch Brd Ctf Ser A (FSA Insd)                             5.000      07/01/21        2,068,060
      1,000    Saint Lucie Cnty, FL Sch Brd Ctf Ser A (FSA Insd)                             5.000      07/01/23        1,029,870
      1,420    Sebring, FL Wtr & Wastewtr Rev Rfdg (FGIC Insd)                               5.250      01/01/19        1,513,322
      1,000    South Lake Cnty Hosp Dist FL South Lake Hosp Inc                              6.375      10/01/28        1,091,630
      1,500    South Miami, FL Hlth Fac Auth Hosp Rev Baptist Hlth (AMBAC Insd)              5.250      11/15/33        1,558,935
      1,000    Tallahassee, FL Hlth Fac Rev Tallahassee Mem Hlthcare Proj                    6.375      12/01/30        1,063,490
      1,750    Tampa, FL Hosp Rev Cap Impt H Lee Moffitt Ser A                               5.750      07/01/19        1,817,900
      1,800    Tampa, FL Hosp Rev Cap Impt H Lee Moffitt Ser A                               5.750      07/01/29        1,862,370
      1,000    Tampa, FL Occupational License Ser A Rfdg (FGIC Insd)                         5.375      10/01/15        1,078,110
      1,000    Tampa, FL Util Tax & Spl Rev Ser A Rfdg (AMBAC Insd)                          5.250      10/01/20        1,070,620
      5,150    Tampa-Hillsborough Cnty, FL Expwy Auth Rev (AMBAC Insd)                       5.000      07/01/25        5,368,618
      1,000    Village Ctr Cmnty Dev Dist FL Recreational Rev Ser A (MBIA Insd)              5.200      11/01/25        1,045,900
      2,500    Village Ctr Cmnty Dev Dist FL Recreational Rev Ser A (MBIA Insd)              5.125      11/01/36        2,602,575
      2,000    Village Ctr Cmnty Dev Dist FL Util Rev (MBIA Insd)                            5.250      10/01/23        2,126,460
      1,000    Village Ctr Cmnty Dev Dist FL Util Rev (Escrowed to Maturity) (FGIC Insd)     6.000      11/01/18        1,155,230
      1,000    Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle Aero Ser A               5.750      10/15/29        1,038,220
      3,250    Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle Rfdg (Radian Insd)       5.000      10/15/35        3,306,160
      3,000    West Orange Hlthcare Dist FL Ser A                                            5.800      02/01/31        3,140,580
        820    West Palm Beach, FL Cmnty Redev Agy Northwood - Cmnty Redev                   5.000      03/01/35          825,863
                                                                                                                     ------------
                                                                                                                      282,408,172
                                                                                                                     ------------

               PUERTO RICO    4.3%
      2,980    Childrens Tr Fd PR Tob Settlement Rev                                         5.500      05/15/39        3,060,639
      2,855    Childrens Tr Fd PR Tob Settlement Rev                                         5.625      05/15/43        2,938,452
      2,000    Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser W Rfdg                        5.500      07/01/15        2,161,500
      4,000    Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser Y Rfdg (FSA Insd)             6.250      07/01/21        4,854,600
                                                                                                                     ------------
                                                                                                                       13,015,191
                                                                                                                     ------------

               U. S. VIRGIN ISLANDS    1.3%
      1,500    Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A                  6.375      10/01/19        1,637,835
      1,000    Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A (c)              6.500      10/01/24        1,088,620
      1,000    Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A (ACA Insd)       6.125      10/01/29        1,076,850
                                                                                                                     ------------
                                                                                                                        3,803,305
                                                                                                                     ------------

TOTAL LONG-TERM INVESTMENTS    99.2%
   (Cost $285,150,967)                                                                                                299,226,668

SHORT-TERM INVESTMENT    0.1%                                                                                             200,000
   (Cost $200,000)                                                                                                   ------------

TOTAL INVESTMENTS    99.3%
   (Cost $285,350,967)                                                                                                299,426,668

OTHER ASSETS IN EXCESS OF LIABILITIES    35.9%                                                                        108,353,298

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (35.2%)                                                        (106,165,837)
                                                                                                                     ------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                     $301,614,129
                                                                                                                     ============


               Percentages are calculated as a percentage of net assets
               applicable to common shares.
 *             Zero coupon bond
(a)            The Trust owns 100% of the outstanding bond issuance.
(b)            This security is restricted and may be resold only in
               transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.35% of net assets applicable to common shares.
(c)            All or a portion of this security has been physically segregated in connection with open futures contracts.
ACA         -  American Capital Access
AMBAC       -  AMBAC Indemnity Corp.
AMT         -  Alternative Minimum Tax
CIFG        -  CDC IXIS Financial Guaranty
FGIC        -  Financial Guaranty Insurance Co.
FSA         -  Financial Security Assurance Inc.
GNMA        -  Government National Mortgage Association
MBIA        -  Municipal Bond Investors Assurance Corp.
Radian      -  Radian Asset Assurance

FUTURES CONTRACTS OUTSTANDING AS OF JULY 31, 2006:


                                                                                                UNREALIZED
                                                                                               APPRECIATION/
SHORT CONTRACTS                                                                    CONTRACTS   DEPRECIATION
U.S. Treasury Notes 10-Year Futures, September 2006
(Current Notional Value of $106,031 per contract)                                     170        ($209,430)
                                                                                   =========   =============


SWAP AGREEMENTS OUTSTANDING AS OF JULY 31, 2006:


INTEREST RATE SWAPS

                                                                                                                        Unrealized
                                                                  Pay/Receive                Expiration    Notional    Appreciation/
Counterparty                       Floating Rate Index           Floating Rate   Fixed Rate     Date     Amount (000)  Depreciation
-----------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase Bank, N.A.    USD-BMA Municipal Swap Index          Receive        4.249%     09/28/16     $ 7,640      $ (127,983)
JP Morgan Chase Bank, N.A.    USD-BMA Municipal Swap Index          Receive        4.474%     10/03/26       4,270         (92,503)
                                                                                                                      -------------
                                                                                                                        $ (220,486)
                                                                                                                      =============

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.


(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Trust For Investment Grade Florida Municipals

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 21, 2006

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: September 21, 2006